Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended	45 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026 [5]	Jun. 30, 2026 [6]	Jun. 30, 2026 [4]	Jun. 30, 2026	Jun. 30, 2026 [3]	Jun. 30, 2026
Schwab U.S. TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. TIPS ETF
Average Annual Return, Percent	[1],[2]	1.26%	3.38%				0.98%		2.53%
Schwab Short-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Short-Term U.S. Treasury ETF
Average Annual Return, Percent	[1],[2]	0.63%	2.88%				1.87%		1.70%
Schwab Intermediate-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Intermediate-Term U.S. Treasury ETF
Average Annual Return, Percent	[1],[2]	0.01%	2.43%				0.14%		1.14%
Schwab Long-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Long-Term U.S. Treasury ETF
Average Annual Return, Percent	[1],[2]	0.83%	2.87%				(5.62%)	(3.79%)
Schwab U.S. Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Aggregate Bond ETF
Average Annual Return, Percent	[1],[2]	0.73%	3.75%				0.04%		1.48%
Schwab 1-5 Year Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1-5 Year Corporate Bond ETF
Average Annual Return, Percent	[1],[2]	0.93%	3.84%				2.40%	2.64%
Schwab 5-10 Year Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 5-10 Year Corporate Bond ETF
Average Annual Return, Percent	[1],[2]	0.64%	4.55%				1.17%	2.18%
Schwab Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Municipal Bond ETF
Average Annual Return, Percent	[1],[2]	1.94%	6.49%			4.20%
Schwab Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Core Bond ETF
Average Annual Return, Percent	[1],[2]	0.91%	4.44%	5.73%
Schwab Ultra-Short Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Ultra-Short Income ETF
Average Annual Return, Percent	[1],[2]	1.69%	3.99%		4.43%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8],[9],[10],[11],[12],[13]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		0.62%	3.79%	5.04%	3.44%		0.08%	0.87%	1.54%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.32%	7.03%			4.63%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Average Annual Return, Percent		1.15%	3.42%				1.01%		2.58%
Bloomberg US Treasury 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 1-3 Year Index
Average Annual Return, Percent		0.64%	2.92%				1.90%		1.75%
Bloomberg US Treasury 3-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 3-10 Year Index
Average Annual Return, Percent		(0.10%)	2.45%				0.17%		1.18%
Bloomberg US Long Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Long Treasury Index
Average Annual Return, Percent		0.44%	2.89%				(5.60%)	(3.77%)
Bloomberg US 1-5 Year Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1-5 Year Corporate Bond Index
Average Annual Return, Percent		0.93%	3.85%				2.43%	2.70%
Bloomberg US 5-10 Year Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 5-10 Year Corporate Bond Index
Average Annual Return, Percent		0.52%	4.56%				1.20%	2.24%
ICE AMT-Free Core U.S. National Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE AMT-Free Core U.S. National Municipal Index
Average Annual Return, Percent		2.12%	6.76%			4.28%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		1.74%	3.84%		4.19%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
[4]	Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
[5]	Inception (02/05/2025) represents the date that the shares began trading in the secondary market.
[6]	Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
[7]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[8]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[9]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[10]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
[11]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
[12]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
[13]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.
[14]	The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.